NATIONWIDE

VLI SEPARATE

ACCOUNT-3

Annual Report

to

Contract Owners

December 31, 2016

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and subsidiaries and

Contract Owners of Nationwide VLI Separate Account-3:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)), as of December 31, 2016, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2016, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 21, 2017

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2016

Assets:
Investments at fair value:
Stock Index Fund, Inc. - Initial Shares (DSIF)
4,293 shares (cost $150,586)	$196,865
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2,486 shares (cost $87,683)	94,110
Emerging Markets Debt Portfolio - Class I (MSEM)
2,832 shares (cost $22,909)	22,061
U.S. Real Estate Portfolio - Class I (MSVRE)
3,515 shares (cost $61,722)	75,193
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
351 shares (cost $5,834)	5,753
NVIT International Equity Fund - Class I (GIG)
328 shares (cost $3,502)	3,093
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,458 shares (cost $15,100)	14,161
NVIT Core Bond Fund - Class I (NVCBD1)
267 shares (cost $2,895)	2,845
NVIT Nationwide Fund - Class I (TRF)
481,001 shares (cost $5,185,557)	7,700,824
NVIT Government Bond Fund - Class I (GBF)
63,023 shares (cost $730,872)	675,612
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
5,545 shares (cost $63,594)	69,640
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2,267 shares (cost $23,599)	22,507
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
10,503 shares (cost $128,381)	130,973
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
13,732 shares (cost $154,779)	180,166
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,290 shares (cost $14,772)	14,279
NVIT Money Market Fund - Class I (SAM)
204,212 shares (cost $204,212)	204,212
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
479 shares (cost $5,598)	4,638
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,290 shares (cost $13,633)	14,112
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2,536 shares (cost $25,612)	25,820
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
539 shares (cost $6,606)	5,466
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
244 shares (cost $2,493)	2,598
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
15,021 shares (cost $167,180)	223,508
NVIT Multi-Manager Small Company Fund - Class I (SCF)
6,184 shares (cost $115,506)	132,769
NVIT Large Cap Growth Fund - Class I (NVOLG1)
184,552 shares (cost $3,487,970)	2,936,227
NVIT Real Estate Fund - Class I (NVRE1)
544 shares (cost $3,549)	3,427
Short Duration Bond Portfolio - I Class Shares (AMTB)
2,412 shares (cost $25,682)	25,372
Guardian Portfolio - I Class Shares (AMGP)
1,395 shares (cost $23,832)	20,445

Mid-Cap Growth Portfolio - I Class Shares (AMCG)
29,492 shares (cost $691,639)	666,814
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2,481 shares (cost $32,568)	37,815
VP Balanced Fund - Class I (ACVB)
22,504 shares (cost $152,624)	156,856
VP Capital Appreciation Fund - Class I (ACVCA)
8,416 shares (cost $115,106)	117,659
VP Income & Growth Fund - Class I (ACVIG)
1,867 shares (cost $13,610)	17,400
VP International Fund - Class I (ACVI)
2,354 shares (cost $20,735)	22,056
VP Value Fund - Class I (ACVV)
15,741 shares (cost $96,107)	164,970
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,787 shares (cost $30,142)	33,733
Appreciation Portfolio - Initial Shares (DCAP)
171 shares (cost $6,615)	7,021
Growth and Income Portfolio - Initial Shares (DGI)
1,251 shares (cost $27,966)	36,029
Quality Bond Fund II - Primary Shares (FQB)
1,431 shares (cost $16,095)	15,718
Equity-Income Portfolio - Initial Class (FEIP)
10,644 shares (cost $203,035)	233,857
High Income Portfolio - Initial Class (FHIP)
7,734 shares (cost $43,295)	41,611
VIP Asset Manager Portfolio - Initial Class (FAMP)
2,058 shares (cost $30,052)	31,452
VIP Contrafund(R) Portfolio - Initial Class (FCP)
13,359 shares (cost $340,400)	443,254
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
279 shares (cost $7,527)	8,666
VIP Growth Portfolio - Initial Class (FGP)
6,171 shares (cost $250,017)	366,028
VIP Overseas Portfolio - Initial Class (FOP)
3,325 shares (cost $55,879)	59,219
VIP Value Strategies Portfolio - Service Class (FVSS)
844 shares (cost $9,127)	13,290
Capital Income Fund/VA - Non-Service Shares (OVMS)
560 shares (cost $6,908)	8,326
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
1,607 shares (cost $82,370)	77,737
Core Bond Fund/VA - Non-Service Shares (OVB)
1,871 shares (cost $12,076)	14,350
Global Securities Fund/VA - Non-Service Shares (OVGS)
3,433 shares (cost $109,478)	120,234
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
4,068 shares (cost $41,987)	33,035
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
5,625 shares (cost $69,382)	58,504
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,768 shares (cost $51,841)	42,683
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2,542 shares (cost $69,555)	65,866
Advantage VT Opportunity Fund - Class 2 (SVOF)
5,365 shares (cost $99,002)	132,353

Total Investments	$15,833,212

Other Accounts Receivable	47
Accounts Receivable - Guardian Portfolio - I Class Shares (AMGP)	15
Accounts Receivable - Short Duration Bond Portfolio - I Class Shares (AMTB)	11
Accounts Receivable - VIP Asset Manager Portfolio - Initial Class (FAMP)	22
Accounts Receivable - VIP Overseas Portfolio - Initial Class (FOP)	16
Accounts Receivable - Quality Bond Fund II - Primary Shares (FQB)	5
Accounts Receivable - NVIT International Equity Fund - Class I (GIG)	2
Accounts Receivable - NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	12
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	19
Accounts Receivable - NVIT Core Bond Fund - Class I (NVCBD1)	4
Accounts Receivable - NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	3
Accounts Receivable - NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	13
Accounts Receivable - NVIT Nationwide Fund - Class I (TRF)	3,400
Accounts Receivable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	15
Accounts Payable - VP International Fund - Class I (ACVI)	(17)
Accounts Payable - Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	(21)
Accounts Payable - Appreciation Portfolio - Initial Shares (DCAP)	(3)
Accounts Payable - Growth and Income Portfolio - Initial Shares (DGI)	(19)
Accounts Payable - Small Cap Stock Index Portfolio - Service Shares (DVSCS)	(21)
Accounts Payable - VIP Growth Opportunities Portfolio - Initial Class (FGOP)	(18)
Accounts Payable - VIP Value Strategies Portfolio - Service Class (FVSS)	(10)
Accounts Payable - Emerging Markets Debt Portfolio - Class I (MSEM)	(18)
Accounts Payable - American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	(4)
Accounts Payable - NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	(10)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(5)
Accounts Payable - NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	(2)
Accounts Payable - Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	(4)
Accounts Payable - NVIT Real Estate Fund - Class I (NVRE1)	(8)
Accounts Payable - Capital Income Fund/VA - Non-Service Shares (OVMS)	(22)

$15,836,614

Contract Owners’ Equity:
Accumulation units	15,836,614

Total Contract Owners’ Equity (note 5)	$15,836,614

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2016

Investment Activity:	Total	DSIF	DSRG	MSEM	MSVRE	NVAMV1	GIG	NVNMO1
Reinvested dividends	$188,220	4,304	1,117	1,191	1,086	125	63	107
Asset charges (note 3)	(95,016)	(1,328)	(535)	(115)	(517)	(26)	(24)	(67)

Net investment income (loss)	93,204	2,976	582	1,076	569	99	39	40

Realized gain (loss) on investments	1,427,762	39,250	2,320	-	28,837	(256)	(522)	(370)
Change in unrealized gain (loss) on investments	(1,535,857)	(26,724)	(3,119)	1,010	(25,505)	120	321	1,330

Net gain (loss) on investments	(108,095)	12,526	(799)	1,010	3,332	(136)	(201)	960

Reinvested capital gains	1,188,660	8,659	8,487	-	-	515	-	654

Net increase (decrease) in contract owners’ equity resulting from operations	$1,173,769	24,161	8,270	2,086	3,901	478	(162)	1,654

Investment Activity:	NVCBD1	TRF	GBF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$88	105,417	13,665	1,106	447	2,706	3,116	269
Asset charges (note 3)	(22)	(45,630)	(4,503)	(445)	(186)	(934)	(1,168)	(81)

Net investment income (loss)	66	59,787	9,162	661	261	1,772	1,948	188

Realized gain (loss) on investments	-	329,356	(1,786)	3,662	48	1,286	26,506	(177)
Change in unrealized gain (loss) on investments	50	367,641	(5,905)	(3,330)	9	(1,934)	(30,155)	341

Net gain (loss) on investments	50	696,997	(7,691)	332	57	(648)	(3,649)	164

Reinvested capital gains	5	-	-	5,056	471	7,706	12,862	495

Net increase (decrease) in contract owners’ equity resulting from operations	$121	756,784	1,471	6,049	789	8,830	11,161	847

Investment Activity:	SAM	NVMIG1	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCVF	SCF
Reinvested dividends	$10	71	120	441	-	34	1,264	388
Asset charges (note 3)	(1,061)	(41)	(93)	(161)	(41)	(19)	(1,117)	(696)

Net investment income (loss)	(1,051)	30	27	280	(41)	15	147	(308)

Realized gain (loss) on investments	-	(716)	126	942	(8)	(131)	9,757	3,874
Change in unrealized gain (loss) on investments	-	303	(1,963)	(129)	(257)	304	15,548	2,922

Net gain (loss) on investments	-	(413)	(1,837)	813	(265)	173	25,305	6,796

Reinvested capital gains	4	108	2,021	2,537	596	215	19,634	18,130

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,047)	(275)	211	3,630	290	403	45,086	24,618

Investment Activity:	NVOLG1	NVRE1	AMTB	AMGP	AMCG	AMTP	ACVB	ACVCA
Reinvested dividends	$21,588	69	310	134	-	247	2,459	-
Asset charges (note 3)	(12,538)	(29)	(156)	(129)	(3,799)	(162)	(951)	(772)

Net investment income (loss)	9,050	40	154	5	(3,799)	85	1,508	(772)

Realized gain (loss) on investments	(15,383)	(2,010)	(570)	(1,801)	(5,603)	1,365	5,997	1,547
Change in unrealized gain (loss) on investments	(551,852)	1,762	460	(1,134)	5,094	3,381	(5,043)	(8,864)

Net gain (loss) on investments	(567,235)	(248)	(110)	(2,935)	(509)	4,746	954	(7,317)

Reinvested capital gains	655,451	256	-	4,608	29,701	2,712	6,970	10,875

Net increase (decrease) in contract owners’ equity resulting from operations	$97,266	48	44	1,678	25,393	7,543	9,432	2,786

Investment Activity:	ACVIG	ACVI	ACVV	DVSCS	DCAP	DGI	FQB	FEIP
Reinvested dividends	$359	272	2,619	317	119	396	558	5,032
Asset charges (note 3)	(121)	(150)	(828)	(221)	(56)	(184)	(97)	(1,214)

Net investment income (loss)	238	122	1,791	96	63	212	461	3,818

Realized gain (loss) on investments	957	1,703	6,246	3,425	503	127	(22)	(2,017)
Change in unrealized gain (loss) on investments	370	(3,467)	19,588	1,413	(1,167)	(733)	47	21,027

Net gain (loss) on investments	1,327	(1,764)	25,834	4,838	(664)	(606)	25	19,010

Reinvested capital gains	277	-	-	3,010	1,096	3,628	-	14,411

Net increase (decrease) in contract owners’ equity resulting from operations	$1,842	(1,642)	27,625	7,944	495	3,234	486	37,239

Investment Activity:	FHIP	FAMP	FCP	FGOP	FGP	FOP	FVSS	OVMS
Reinvested dividends	$2,150	466	3,491	28	142	882	133	195
Asset charges (note 3)	(267)	(217)	(2,573)	(61)	(2,202)	(366)	(99)	(45)

Net investment income (loss)	1,883	249	918	(33)	(2,060)	516	34	150

Realized gain (loss) on investments	134	443	17,227	829	12,394	2,036	1,111	117
Change in unrealized gain (loss) on investments	3,561	(1,295)	(23,795)	(787)	(44,942)	(5,859)	(57)	105

Net gain (loss) on investments	3,695	(852)	(6,568)	42	(32,548)	(3,823)	1,054	222

Reinvested capital gains	-	1,399	39,085	168	35,306	105	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,578	796	33,435	177	698	(3,202)	1,088	372

Investment Activity:	OVGR	OVB	OVGS	VWBF	VWEM	VWHA	SVDF	SVOF
Reinvested dividends	$430	518	1,423	-	279	139	-	2,665
Asset charges (note 3)	(668)	(87)	(834)	(205)	(335)	(200)	(353)	(745)

Net investment income (loss)	(238)	431	589	(205)	(56)	(61)	(353)	1,920

Realized gain (loss) on investments	11,834	(161)	20,280	(1,246)	(6,062)	(3,722)	3,638	5,197
Change in unrealized gain (loss) on investments	(26,023)	76	(31,008)	3,305	4,711	16,815	(3,763)	(6,074)

Net gain (loss) on investments	(14,189)	(85)	(10,728)	2,059	(1,351)	13,093	(125)	(877)

Reinvested capital gains	10,896	-	9,018	-	302	-	4,869	13,230

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,531)	346	(1,121)	1,854	(1,105)	13,032	4,391	14,273

Investment Activity:	CAF
Reinvested dividends	$3,665
Asset charges (note 3)	(5,542)

Net investment income (loss)	(1,877)

Realized gain (loss) on investments	927,251
Change in unrealized gain (loss) on investments	(1,192,587)

Net gain (loss) on investments	(265,336)

Reinvested capital gains	253,132

Net increase (decrease) in contract owners’ equity resulting from operations	$(14,081)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2016 and 2015

	Total		DSIF		DSRG		MSEM
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$93,204	68,924	2,976	2,850	582	389	1,076	1,040
Realized gain (loss) on investments	1,427,762	691,552	39,250	6,072	2,320	4,587	-	(39)
Change in unrealized gain (loss) on investments	(1,535,857)	(1,425,581)	(26,724)	(14,295)	(3,119)	(20,855)	1,010	(1,328)
Reinvested capital gains	1,188,660	743,499	8,659	6,424	8,487	11,962	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,173,769	78,394	24,161	1,051	8,270	(3,917)	2,086	(327)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	965,237	1,032,379	8,626	12,459	5,469	7,985	532	532
Transfers between funds	-	-	(1,599)	6,680	-	(586)	(185)	110
Surrenders (note 6)	(1,650,843)	(1,265,330)	(61,852)	(30,124)	(7)	(4,101)	-	(1,282)
Death benefits (note 4)	(293,996)	(66,510)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	588,634	543,366	9,655	22,673	1,102	1,618	(12)	(9)
Deductions for surrender charges (note 2d)	-	(45)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,257,944)	(1,368,560)	(14,352)	(15,121)	(8,107)	(7,829)	(643)	(643)
Adjustments to maintain reserves	492	1,072	(12)	(3)	(22)	(4)	(14)	1

Net equity transactions	(1,648,420)	(1,123,628)	(59,534)	(3,436)	(1,565)	(2,917)	(322)	(1,291)

Net change in contract owners’ equity	(474,651)	(1,045,234)	(35,373)	(2,385)	6,705	(6,834)	1,764	(1,618)
Contract owners’ equity beginning of period	16,311,265	17,356,499	232,237	234,622	87,389	94,223	20,279	21,897

Contract owners’ equity end of period	$15,836,614	16,311,265	196,864	232,237	94,094	87,389	22,043	20,279

CHANGES IN UNITS:
Beginning units	691,923	688,855	8,346	8,600	3,577	3,776	788	832
Units purchased	182,041	141,478	712	624	762	348	20	26
Units redeemed	(241,178)	(138,410)	(2,869)	(878)	(577)	(547)	(27)	(70)

Ending units	632,786	691,923	6,189	8,346	3,762	3,577	781	788

	MSVRE		NVAMV1		GIG		NVNMO1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$569	967	99	25	39	(1)	40	38
Realized gain (loss) on investments	28,837	6,141	(256)	(4)	(522)	(4)	(370)	(208)
Change in unrealized gain (loss) on investments	(25,505)	(4,184)	120	(252)	321	(607)	1,330	(1,286)
Reinvested capital gains	-	-	515	167	-	202	654	1,232

Net increase (decrease) in contract owners’ equity resulting from operations	3,901	2,924	478	(64)	(162)	(410)	1,654	(224)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,812	5,582	1,360	952	217	710	846	846
Transfers between funds	(4,791)	(622)	3,879	-	(2,342)	2,563	-	-
Surrenders (note 6)	(50,027)	-	1	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	8,085	24,547	(4)	8	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(7,896)	(7,861)	(1,202)	(1,062)	(41)	(344)	(1,900)	(1,710)
Adjustments to maintain reserves	26	10	10	(13)	(1)	4	(4)	-

Net equity transactions	(49,791)	21,656	4,044	(115)	(2,167)	2,933	(1,058)	(864)

Net change in contract owners’ equity	(45,890)	24,580	4,522	(179)	(2,329)	2,523	596	(1,088)
Contract owners’ equity beginning of period	121,102	96,522	1,227	1,406	5,424	2,901	13,561	14,649

Contract owners’ equity end of period	$75,212	121,102	5,749	1,227	3,095	5,424	14,157	13,561

CHANGES IN UNITS:
Beginning units	2,715	2,074	54	59	579	298	981	1,043
Units purchased	100	860	286	61	23	315	60	60
Units redeemed	(1,310)	(219)	(124)	(66)	(271)	(34)	(135)	(122)

Ending units	1,505	2,715	216	54	331	579	906	981

	NVCBD1		TRF		GBF		GVIDA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$66	60	59,787	48,022	9,162	8,259	661	556
Realized gain (loss) on investments	-	1	329,356	269,165	(1,786)	(5,279)	3,662	5,411
Change in unrealized gain (loss) on investments	50	(115)	367,641	(283,643)	(5,905)	(8,705)	(3,330)	(7,183)
Reinvested capital gains	5	13	-	-	-	-	5,056	-

Net increase (decrease) in contract owners’ equity resulting from operations	121	(41)	756,784	33,544	1,471	(5,725)	6,049	(1,216)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	208	208	435,362	448,791	54,840	63,015	5,554	7,010
Transfers between funds	-	-	(6,363)	(23,294)	11,607	84	(155)	8,503
Surrenders (note 6)	-	-	(677,321)	(519,211)	(72,597)	(126,200)	(5,361)	(8,273)
Death benefits (note 4)	-	-	(290,815)	(66,495)	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	258,588	266,881	21,488	26,842	(10)	(9)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(147)	(129)	(556,444)	(608,619)	(69,678)	(70,355)	(6,947)	(7,149)
Adjustments to maintain reserves	5	(1)	460	46	17	12	1	(1)

Net equity transactions	66	78	(836,533)	(501,901)	(54,323)	(106,602)	(6,918)	81

Net change in contract owners’ equity	187	37	(79,749)	(468,357)	(52,852)	(112,327)	(869)	(1,135)
Contract owners’ equity beginning of period	2,662	2,625	7,783,973	8,252,330	728,484	840,811	70,512	71,647

Contract owners’ equity end of period	$2,849	2,662	7,704,224	7,783,973	675,632	728,484	69,643	70,512

CHANGES IN UNITS:
Beginning units	208	202	299,848	312,194	36,375	42,453	3,400	3,400
Units purchased	16	16	23,486	30,258	2,876	4,061	295	745
Units redeemed	(11)	(10)	(57,016)	(42,604)	(5,877)	(10,139)	(615)	(745)

Ending units	213	208	266,318	299,848	33,374	36,375	3,080	3,400

	GVIDC		GVIDM		GVDMA		GVDMC
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$261	219	1,772	1,387	1,948	1,749	188	140
Realized gain (loss) on investments	48	231	1,286	681	26,506	19,863	(177)	108
Change in unrealized gain (loss) on investments	9	(1,413)	(1,934)	(9,688)	(30,155)	(30,651)	341	(944)
Reinvested capital gains	471	841	7,706	5,707	12,862	4,385	495	638

Net increase (decrease) in contract owners’ equity resulting from operations	789	(122)	8,830	(1,913)	11,161	(4,654)	847	(58)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	492	788	7,151	8,640	10,831	15,464	794	692
Transfers between funds	-	-	-	13,081	(120)	(18,638)	(151)	-
Surrenders (note 6)	(109)	-	(15,086)	-	(59,264)	(38,621)	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	9,323	869	3,100	200
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,496)	(2,710)	(7,058)	(6,138)	(13,727)	(18,420)	(2,494)	(2,247)
Adjustments to maintain reserves	(6)	8	13	(10)	6	(13)	11	4

Net equity transactions	(2,119)	(1,914)	(14,980)	15,573	(52,951)	(59,359)	1,260	(1,351)

Net change in contract owners’ equity	(1,330)	(2,036)	(6,150)	13,660	(41,790)	(64,013)	2,107	(1,409)
Contract owners’ equity beginning of period	23,837	25,873	137,137	123,477	221,950	285,963	12,184	13,593

Contract owners’ equity end of period	$22,507	23,837	130,987	137,137	180,160	221,950	14,291	12,184

CHANGES IN UNITS:
Beginning units	1,583	1,709	7,355	6,543	11,060	14,075	693	768
Units purchased	32	52	375	1,136	1,062	862	377	157
Units redeemed	(170)	(178)	(1,146)	(324)	(3,762)	(3,877)	(298)	(232)

Ending units	1,445	1,583	6,584	7,355	8,360	11,060	772	693

	SAM		NVMIG1		NVMLG1		NVMLV1
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,051)	(1,212)	30	(1)	27	(34)	280	183
Realized gain (loss) on investments	-	-	(716)	(54)	126	222	942	471
Change in unrealized gain (loss) on investments	-	-	303	(529)	(1,963)	(994)	(129)	(4,922)
Reinvested capital gains	4	-	108	497	2,021	1,183	2,537	3,176

Net increase (decrease) in contract owners’ equity resulting from operations	(1,047)	(1,212)	(275)	(87)	211	377	3,630	(1,092)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,922	16,915	593	593	581	581	1,472	1,368
Transfers between funds	3,404	80	(2,476)	-	46	(117)	(1,115)	-
Surrenders (note 6)	(2,718)	(17,663)	-	-	-	-	-	-
Death benefits (note 4)	-	(9)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	3,101	6,645	-	-	39	6	(3,325)	100
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(19,317)	(20,374)	(1,160)	(1,096)	(777)	(736)	(2,628)	(2,416)
Adjustments to maintain reserves	3	(1)	2	8	(1)	(6)	8	(6)

Net equity transactions	(1,605)	(14,407)	(3,041)	(495)	(112)	(272)	(5,588)	(954)

Net change in contract owners’ equity	(2,652)	(15,619)	(3,316)	(582)	99	105	(1,958)	(2,046)
Contract owners’ equity beginning of period	206,858	222,477	7,957	8,539	14,003	13,898	27,791	29,837

Contract owners’ equity end of period	$204,206	206,858	4,641	7,957	14,102	14,003	25,833	27,791

CHANGES IN UNITS:
Beginning units	17,584	18,792	826	877	889	914	1,702	1,762
Units purchased	1,564	1,458	63	60	51	414	154	411
Units redeemed	(1,613)	(2,666)	(392)	(111)	(57)	(439)	(487)	(471)

Ending units	17,535	17,584	497	826	883	889	1,369	1,702

	NVMMG1		NVMMV2		SCVF		SCF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(41)	(43)	15	9	147	288	(308)	(338)
Realized gain (loss) on investments	(8)	37	(131)	28	9,757	2,221	3,874	9,785
Change in unrealized gain (loss) on investments	(257)	(818)	304	(364)	15,548	(43,826)	2,922	(24,797)
Reinvested capital gains	596	772	215	245	19,634	25,186	18,130	12,348

Net increase (decrease) in contract owners’ equity resulting from operations	290	(52)	403	(82)	45,086	(16,131)	24,618	(3,002)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	231	231	943	746	4,332	5,100	8,075	8,837
Transfers between funds	-	-	(32)	-	(3,820)	3,607	(37)	2,576
Surrenders (note 6)	-	-	-	-	(38,875)	-	(2,588)	(28,653)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	1	3	8,777	(2,468)	(1,755)	8,185
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(184)	(182)	(873)	(795)	(18,657)	(18,026)	(11,831)	(11,076)
Adjustments to maintain reserves	(1)	(2)	(2)	(8)	17	(25)	3	2

Net equity transactions	46	47	37	(54)	(48,226)	(11,812)	(8,133)	(20,129)

Net change in contract owners’ equity	336	(5)	440	(136)	(3,140)	(27,943)	16,485	(23,131)
Contract owners’ equity beginning of period	5,125	5,130	2,156	2,292	226,649	254,592	116,299	139,430

Contract owners’ equity end of period	$5,461	5,125	2,596	2,156	223,509	226,649	132,784	116,299

CHANGES IN UNITS:
Beginning units	339	336	124	127	8,664	9,082	3,820	4,503
Units purchased	15	14	69	57	379	361	256	298
Units redeemed	(12)	(11)	(65)	(60)	(2,024)	(779)	(474)	(981)

Ending units	342	339	128	124	7,019	8,664	3,602	3,820

	NVOLG1		NVRE1		AMTB		AMGP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$9,050	14	40	160	154	103	5	36
Realized gain (loss) on investments	(15,383)	23	(2,010)	(26)	(570)	(167)	(1,801)	192
Change in unrealized gain (loss) on investments	(551,852)	(515)	1,762	(1,598)	460	(28)	(1,134)	(7,824)
Reinvested capital gains	655,451	678	256	1,029	-	-	4,608	6,210

Net increase (decrease) in contract owners’ equity resulting from operations	97,266	200	48	(435)	44	(92)	1,678	(1,386)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	145,556	1,121	213	710	556	1,415	1,016	1,008
Transfers between funds	2,925,911	-	(3,745)	2,563	11,666	-	(21)	185
Surrenders (note 6)	(95,470)	-	-	-	-	-	(4,760)	(827)
Death benefits (note 4)	(1,534)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	37,383	-	-	-	-	-	(1)	(3)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(178,268)	(245)	(52)	(76)	(1,738)	(1,493)	(997)	(1,322)
Adjustments to maintain reserves	60	(24)	(3)	(9)	3	17	11	(5)

Net equity transactions	2,833,638	852	(3,587)	3,188	10,487	(61)	(4,752)	(964)

Net change in contract owners’ equity	2,930,904	1,052	(3,539)	2,753	10,531	(153)	(3,074)	(2,350)
Contract owners’ equity beginning of period	5,390	4,338	6,958	4,205	14,852	15,005	23,534	25,884

Contract owners’ equity end of period	$2,936,294	5,390	3,419	6,958	25,383	14,852	20,460	23,534

CHANGES IN UNITS:
Beginning units	217	182	490	276	734	737	1,106	1,150
Units purchased	125,923	46	15	220	973	70	67	71
Units redeemed	(10,823)	(11)	(276)	(6)	(90)	(73)	(288)	(115)

Ending units	115,317	217	229	490	1,617	734	885	1,106

	AMCG		AMTP		ACVB		ACVCA
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(3,799)	(619)	85	67	1,508	1,860	(772)	(836)
Realized gain (loss) on investments	(5,603)	(288)	1,365	2,036	5,997	8,438	1,547	5,011
Change in unrealized gain (loss) on investments	5,094	(29,919)	3,381	(9,244)	(5,043)	(32,382)	(8,864)	(10,211)
Reinvested capital gains	29,701	-	2,712	2,520	6,970	16,599	10,875	7,993

Net increase (decrease) in contract owners’ equity resulting from operations	25,393	(30,826)	7,543	(4,621)	9,432	(5,485)	2,786	1,957

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	50,855	6,684	2,190	2,247	13,707	13,095	4,736	5,550
Transfers between funds	28,621	731,446	3,184	-	-	-	-	-
Surrenders (note 6)	(116,437)	(4,305)	-	(3,824)	(4,044)	(39,232)	(11,656)	(3,579)
Death benefits (note 4)	(1,647)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	49,105	420	(1,252)	(40)	(1,573)	13,773	13,495	(2,325)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(22)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(61,815)	(10,680)	(3,244)	(3,028)	(17,459)	(18,483)	(7,746)	(7,819)
Adjustments to maintain reserves	10	6	(33)	4	22	(18)	(13)	16

Net equity transactions	(51,308)	723,571	845	(4,641)	(9,347)	(30,887)	(1,184)	(8,157)

Net change in contract owners’ equity	(25,915)	692,745	8,388	(9,262)	85	(36,372)	1,602	(6,200)
Contract owners’ equity beginning of period	692,745	-	29,406	38,668	156,774	193,146	116,042	122,242

Contract owners’ equity end of period	$666,830	692,745	37,794	29,406	156,859	156,774	117,644	116,042

CHANGES IN UNITS:
Beginning units	72,205	-	1,550	1,800	6,252	7,290	2,916	3,154
Units purchased	10,227	73,939	161	104	981	1,459	552	171
Units redeemed	(15,468)	(1,734)	(217)	(354)	(1,222)	(2,497)	(420)	(409)

Ending units	66,964	72,205	1,494	1,550	6,011	6,252	3,048	2,916

	ACVIG		ACVI		ACVV		DVSCS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$238	203	122	(80)	1,791	2,400	96	31
Realized gain (loss) on investments	957	4,616	1,703	1,829	6,246	4,386	3,425	1,630
Change in unrealized gain (loss) on investments	370	(7,197)	(3,467)	(1,666)	19,588	(13,491)	1,413	(5,075)
Reinvested capital gains	277	1,364	-	-	-	-	3,010	2,393

Net increase (decrease) in contract owners’ equity resulting from operations	1,842	(1,014)	(1,642)	83	27,625	(6,705)	7,944	(1,021)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,686	1,666	2,388	3,167	11,188	10,714	2,916	2,505
Transfers between funds	-	-	212	79	4,912	35	(555)	10,243
Surrenders (note 6)	-	(9,035)	(11,656)	-	(4,390)	(818)	(702)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	2,425	2,609	9,107	(3,010)	988	(1,774)	(4,613)	(1,751)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,275)	(2,948)	(3,808)	(4,289)	(18,814)	(16,975)	(4,210)	(3,744)
Adjustments to maintain reserves	4	(3)	(35)	35	(18)	11	(15)	(23)

Net equity transactions	840	(7,711)	(3,792)	(4,018)	(6,134)	(8,807)	(7,179)	7,230

Net change in contract owners’ equity	2,682	(8,725)	(5,434)	(3,935)	21,491	(15,512)	765	6,209
Contract owners’ equity beginning of period	14,720	23,445	27,473	31,408	143,458	158,970	32,947	26,738

Contract owners’ equity end of period	$17,402	14,720	22,039	27,473	164,949	143,458	33,712	32,947

CHANGES IN UNITS:
Beginning units	739	1,094	1,306	1,457	5,880	6,251	1,256	983
Units purchased	215	100	170	185	823	512	163	511
Units redeemed	(178)	(455)	(375)	(336)	(1,062)	(883)	(385)	(238)

Ending units	776	739	1,101	1,306	5,641	5,880	1,034	1,256

	DCAP		DGI		FQB		FEIP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$63	76	212	90	461	575	3,818	6,037
Realized gain (loss) on investments	503	467	127	59	(22)	(132)	(2,017)	(1,487)
Change in unrealized gain (loss) on investments	(1,167)	(1,209)	(733)	(2,540)	47	(578)	21,027	(35,987)
Reinvested capital gains	1,096	402	3,628	2,669	-	-	14,411	21,149

Net increase (decrease) in contract owners’ equity resulting from operations	495	(264)	3,234	278	486	(135)	37,239	(10,288)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,030	1,030	1,799	2,372	647	705	9,089	9,334
Transfers between funds	-	-	(196)	-	(50)	204	(539)	157
Surrenders (note 6)	-	-		-	-	(1,820)	(16,442)	(16)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	2	2,249	9	58	-	803	(1,347)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,189)	(1,951)	(1,608)	(1,459)	(1,318)	(1,318)	(13,909)	(13,958)
Adjustments to maintain reserves	2	(4)	(21)	(7)	12	(3)	2	12

Net equity transactions	(1,157)	(923)	2,223	915	(651)	(2,232)	(20,996)	(5,818)

Net change in contract owners’ equity	(662)	(1,187)	5,457	1,193	(165)	(2,367)	16,243	(16,106)
Contract owners’ equity beginning of period	7,680	8,867	30,553	29,360	15,888	18,255	217,611	233,717

Contract owners’ equity end of period	$7,018	7,680	36,010	30,553	15,723	15,888	233,854	217,611

CHANGES IN UNITS:
Beginning units	317	354	1,444	1,403	933	1,066	10,095	9,781
Units purchased	43	42	179	112	46	57	508	1,453
Units redeemed	(89)	(79)	(78)	(71)	(85)	(190)	(1,285)	(1,139)

Ending units	271	317	1,545	1,444	894	933	9,318	10,095

	FHIP		FAMP		FCP		FGOP
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$1,883	2,604	249	287	918	2,416	(33)	(46)
Realized gain (loss) on investments	134	200	443	341	17,227	10,179	829	362
Change in unrealized gain (loss) on investments	3,561	(4,575)	(1,295)	(3,019)	(23,795)	(58,593)	(787)	(806)
Reinvested capital gains	-	-	1,399	2,241	39,085	47,253	168	902

Net increase (decrease) in contract owners’ equity resulting from operations	5,578	(1,771)	796	(150)	33,435	1,255	177	412

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,218	1,546	2,911	1,837	15,629	20,092	1,224	847
Transfers between funds	-	-	(90)	-	(2,202)	(1,955)	(216)	-
Surrenders (note 6)	(3,260)	-	-	-	(104,862)	(19,445)	(120)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	317	(67)	-	-	31,278	(4,766)	(167)	(5)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(4,223)	(3,897)	(3,554)	(3,261)	(30,789)	(32,952)	(1,199)	(1,134)
Adjustments to maintain reserves	(23)	7	13	(1)	(3)	(23)	1	(16)

Net equity transactions	(4,971)	(2,411)	(720)	(1,425)	(90,949)	(39,049)	(477)	(308)

Net change in contract owners’ equity	607	(4,182)	76	(1,575)	(57,514)	(37,794)	(300)	104
Contract owners’ equity beginning of period	41,011	45,193	31,398	32,973	500,763	538,557	8,948	8,844

Contract owners’ equity end of period	$41,618	41,011	31,474	31,398	443,249	500,763	8,648	8,948

CHANGES IN UNITS:
Beginning units	1,402	1,431	1,000	1,056	15,942	17,212	398	413
Units purchased	137	196	63	39	563	669	64	42
Units redeemed	(303)	(225)	(106)	(95)	(3,557)	(1,939)	(74)	(57)

Ending units	1,236	1,402	957	1,000	12,948	15,942	388	398

	FGP		FOP		FVSS		OVMS
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(2,060)	(1,313)	516	515	34	18	150	140
Realized gain (loss) on investments	12,394	9,672	2,036	1,195	1,111	2,588	117	795
Change in unrealized gain (loss) on investments	(44,942)	4,014	(5,859)	127	(57)	(3,171)	105	(901)
Reinvested capital gains	35,306	11,511	105	67	-	14	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	698	23,884	(3,202)	1,904	1,088	(551)	372	34

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,290	25,039	5,417	6,766	1,197	1,140	144	371
Transfers between funds	55	(54)	(179)	18	108	24	-	-
Surrenders (note 6)	(28,624)	-	(1,511)	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	19,737	(1,185)	161	140	117	(2,337)	179	(878)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(32,955)	(32,847)	(6,262)	(6,513)	(2,646)	(2,582)	(468)	(412)
Adjustments to maintain reserves	68	(18)	22	(9)	(32)	24	(30)	17

Net equity transactions	(18,429)	(9,065)	(2,352)	402	(1,256)	(3,731)	(175)	(902)

Net change in contract owners’ equity	(17,731)	14,819	(5,554)	2,306	(168)	(4,282)	197	(868)
Contract owners’ equity beginning of period	383,781	368,962	64,789	62,483	13,448	17,730	8,107	8,975

Contract owners’ equity end of period	$366,050	383,781	59,235	64,789	13,280	13,448	8,304	8,107

CHANGES IN UNITS:
Beginning units	13,487	13,520	2,968	2,930	579	735	481	540
Units purchased	1,529	1,540	294	316	68	56	54	94
Units redeemed	(1,956)	(1,573)	(377)	(278)	(121)	(212)	(63)	(153)

Ending units	13,060	13,487	2,885	2,968	526	579	472	481

	OVGR		OVB		OVGS		VWBF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(238)	(698)	431	470	589	1,215	(205)	2,023
Realized gain (loss) on investments	11,834	12,587	(161)	(151)	20,280	4,982	(1,246)	(656)
Change in unrealized gain (loss) on investments	(26,023)	(29,353)	76	(275)	(31,008)	(11,341)	3,305	(6,404)
Reinvested capital gains	10,896	20,931	-	-	9,018	11,083	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,531)	3,467	346	44	(1,121)	5,939	1,854	(5,037)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	7,160	11,903	977	935	8,218	8,425	994	994
Transfers between funds	294	(205)	(78)	38	(357)	(189)	(71)	606
Surrenders (note 6)	(69,701)	(31,257)	-	-	(51,491)	(7,512)	(651)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	37,298	25,575	417	68	17,820	3,987	(114)	(557)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(10,885)	(18,570)	(983)	(932)	(12,943)	(13,774)	(1,151)	(1,245)
Adjustments to maintain reserves	(9)	(7)	-	16	(31)	(15)	12	(14)

Net equity transactions	(35,843)	(12,561)	333	125	(38,784)	(9,078)	(981)	(216)

Net change in contract owners’ equity	(39,374)	(9,094)	679	169	(39,905)	(3,139)	873	(5,253)
Contract owners’ equity beginning of period	117,110	126,204	13,670	13,501	160,115	163,254	32,166	37,419

Contract owners’ equity end of period	$77,736	117,110	14,349	13,670	120,210	160,115	33,039	32,166

CHANGES IN UNITS:
Beginning units	4,957	5,477	894	878	5,105	5,307	1,688	1,699
Units purchased	777	782	89	75	279	263	63	87
Units redeemed	(2,310)	(1,302)	(66)	(59)	(1,536)	(465)	(113)	(98)

Ending units	3,424	4,957	917	894	3,848	5,105	1,638	1,688

	VWEM		VWHA		SVDF		SVOF
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(56)	20	(61)	(233)	(353)	(446)	1,920	(610)
Realized gain (loss) on investments	(6,062)	3,216	(3,722)	(7,308)	3,638	4,854	5,197	4,477
Change in unrealized gain (loss) on investments	4,711	(20,840)	16,815	(8,068)	(3,763)	(17,331)	(6,074)	(22,611)
Reinvested capital gains	302	5,123	-	-	4,869	11,965	13,230	13,962

Net increase (decrease) in contract owners’ equity resulting from operations	(1,105)	(12,481)	13,032	(15,609)	4,391	(958)	14,273	(4,782)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,476	5,449	5,014	5,386	3,519	7,516	6,840	7,734
Transfers between funds	(147)	(3,783)	-	(1,707)	60	(61)	(70)	41
Surrenders (note 6)	(12,415)	(23,071)	(11,656)	(8,805)	(24,874)	(4,842)	(18,630)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(268)	14,627	11,379	276	21,895	(3,850)	11,793	(2,402)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(5,163)	(6,618)	(4,681)	(5,065)	(5,775)	(10,500)	(10,594)	(10,554)
Adjustments to maintain reserves	(5)	(21)	9	(24)	(31)	58	1	(25)

Net equity transactions	(13,522)	(13,417)	65	(9,939)	(5,206)	(11,679)	(10,660)	(5,206)

Net change in contract owners’ equity	(14,627)	(25,898)	13,097	(25,548)	(815)	(12,637)	3,613	(9,988)
Contract owners’ equity beginning of period	73,120	99,018	29,601	55,149	66,677	79,314	128,727	138,715

Contract owners’ equity end of period	$58,493	73,120	42,698	29,601	65,862	66,677	132,340	128,727

CHANGES IN UNITS:
Beginning units	2,331	2,725	1,266	1,570	1,747	1,979	4,334	4,524
Units purchased	199	508	310	190	131	174	545	301
Units redeemed	(626)	(902)	(276)	(494)	(272)	(406)	(558)	(491)

Ending units	1,904	2,331	1,300	1,266	1,606	1,747	4,321	4,334

	CAF		AMBP		ACVU1		AMTG
	2016	2015	2016	2015	2016	2015	2016	2015
Investment activity:
Net investment income (loss)	$(1,877)	(8,300)	-	(2,908)	-	-	-	(899)
Realized gain (loss) on investments	927,251	162,869	-	42,734	-	153	-	92,440
Change in unrealized gain (loss) on investments	(1,192,587)	(404,923)	-	(133,746)	-	(159)	-	(82,743)
Reinvested capital gains	253,132	372,121	-	108,322	-	20	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(14,081)	121,767	-	14,402	-	14	-	8,798

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	59,194	212,343	-	32,793	-	-	-	9,895
Transfers between funds	(2,933,839)	-	(28,418)	(542,801)	-	-	-	(188,911)
Surrenders (note 6)	(71,687)	(263,005)	-	(46,391)	-	-	-	(23,418)
Death benefits (note 4)	-	(6)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	10,465	112,652	-	22,474	-	-	-	16,960
Deductions for surrender charges (note 2d)	-	-	-	(23)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(83,082)	(259,607)	28,418	(50,636)	-	(409)	-	(12,226)
Adjustments to maintain reserves	23	11	-	1,090	-	(5)	-	20

Net equity transactions	(3,018,926)	(197,612)	-	(583,494)	-	(414)	-	(197,680)

Net change in contract owners’ equity	(3,033,007)	(75,845)	-	(569,092)	-	(400)	-	(188,882)
Contract owners’ equity beginning of period	3,033,007	3,108,852	-	569,092	-	400	-	188,882

Contract owners’ equity end of period	$-	3,033,007	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	114,394	121,138	-	27,487	-	21	-	6,813
Units purchased	2,797	12,201	-	1,905	-	-	-	333
Units redeemed	(117,191)	(18,945)	-	(29,392)	-	(21)	-	(7,146)

Ending units	-	114,394	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2016

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services - Investment Companies. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales load and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

AMERICAN CENTURY INVESTORS INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)

FEDERATED INVESTORS

Quality Bond Fund II - Primary Shares (FQB)

FIDELITY INVESTMENTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Initial Class (FCP)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Value Strategies Portfolio - Service Class (FVSS)

OPPENHEIMER FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*	At December 31, 2016, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2016 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosure.

(h) Securities and Exchange Commission Regulations

On October 13, 2016, the Securities and Exchange Commission amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact to the financial statements and disclosures.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes equal to 2.50% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a sales load of up to 3.50% from each premium payment received. For the periods ended December 31, 2016 and 2015, total front-end sales charge deductions were $60,700 and $63,970, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $12.50 (not to exceed $25 per month) during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a $5 monthly administrative charge is deducted (not to exceed $7.50 per month). Additionally, if the Specified Amount is increased, the Company deducts an increase charge of $1.50 per year per $1,000 increase to cover underwriting and administration costs and $0.54 per year per $1,000 increase to cover sales costs. This charge is assessed monthly against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The surrender charge is based upon a percentage of the initial Specified Amount and varies by issue age, sex and rate class. In the first policy year, the charge is 100% of the surrender charge, as defined in the contract, and declines in specified percentages each year. After the end of the ninth policy year, the charge is 0%. If a policy’s face amount of insurance increases, the amount of the increase will have the same nine-year surrender charge period. The charges are assessed against each contract by liquidating units. In the current year, no surrender charges occurred.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

This charge is equal to an annualized rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th year, this charge is reduced to an annualized rate of 0.50% if the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through a reduction in the unit value.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners, after the first policy year, to borrow up to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary. The contract is charged 6% interest on the outstanding loan. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2016 and 2015, total transfers to the Account from the fixed account were $958,475 and $990,558, respectively, and total transfers from the Account to the fixed account were $491,145 and $530,675, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2016.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$15,833,212	$-	$-	$15,833,212

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2016 are as follows:

	Purchase of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$28,323	$76,208
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	14,156	6,631
Emerging Markets Debt Portfolio - Class I (MSEM)	3,343	2,576
U.S. Real Estate Portfolio - Class I (MSVRE)	4,166	53,415
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	6,010	1,361
NVIT International Equity Fund - Class I (GIG)	414	2,541
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,464	1,823
NVIT Core Bond Fund - Class I (NVCBD1)	208	76
NVIT Nationwide Fund - Class I (TRF)	281,757	1,058,962
NVIT Government Bond Fund - Class I (GBF)	66,377	111,555
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	10,209	11,410
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	1,095	2,477
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	13,540	19,056
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	30,379	68,525
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	7,657	5,725
NVIT Money Market Fund - Class I (SAM)	119,438	122,093
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	221	3,125
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	2,428	492
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	3,586	6,366
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	797	195
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	1,414	1,146
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	24,396	52,858
NVIT Multi-Manager Small Company Fund - Class I (SCF)	24,649	14,963
NVIT Large Cap Growth Fund - Class I (NVOLG1)	3,647,357	149,301
NVIT Real Estate Fund - Class I (NVRE1)	1,601	4,889
Short Duration Bond Portfolio - I Class Shares (AMTB)	37,912	27,273
Guardian Portfolio - I Class Shares (AMGP)	4,986	5,137
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	79,983	105,399
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	8,745	5,071
VP Balanced Fund - Class I (ACVB)	18,134	19,025
VP Capital Appreciation Fund - Class I (ACVCA)	13,958	5,026
VP Income & Growth Fund - Class I (ACVIG)	3,408	2,057
VP International Fund - Class I (ACVI)	4,209	7,844
VP Value Fund - Class I (ACVV)	12,443	16,768
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	9,200	13,258
Appreciation Portfolio - Initial Shares (DCAP)	1,215	1,216
Growth and Income Portfolio - Initial Shares (DGI)	7,704	1,621
Quality Bond Fund II - Primary Shares (FQB)	1,363	1,566
Equity-Income Portfolio - Initial Class (FEIP)	25,533	28,301
High Income Portfolio - Initial Class (FHIP)	3,036	6,100
VIP Asset Manager Portfolio - Initial Class (FAMP)	4,906	3,991
VIP Contrafund(R) Portfolio - Initial Class (FCP)	55,475	106,418
VIP Growth Opportunities Portfolio - Initial Class (FGOP)	2,881	3,223
VIP Growth Portfolio - Initial Class (FGP)	43,256	28,508
VIP Overseas Portfolio - Initial Class (FOP)	7,148	8,901
VIP Value Strategies Portfolio - Service Class (FVSS)	786	1,977
Capital Income Fund/VA - Non-Service Shares (OVMS)	393	389
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	14,462	39,637
Core Bond Fund/VA - Non-Service Shares (OVB)	1,405	641
Global Securities Fund/VA - Non-Service Shares (OVGS)	20,757	49,904
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	2,011	3,208
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	6,439	19,709
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	4,530	4,534
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	9,336	9,995
Advantage VT Opportunity Fund - Class 2 (SVOF)	19,694	15,204
American Century NVIT Growth Fund - Class I (Obsolete) (CAF)	265,231	3,032,895

	$4,985,524	$5,352,565

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2016, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2016. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Stock Index Fund, Inc. - Initial Shares (DSIF)
2016	0.50%	to	0.80%	6,189	$24.50	to	$59.65	$196,864	1.97%	11.15%	to	10.82%
2015	0.50%	to	0.80%	8,346	22.04	to	53.83	232,237	1.84%	0.60%	to	0.30%
2014	0.50%	to	0.80%	8,600	21.91	to	53.66	234,622	1.72%	12.86%	to	12.52%
2013	0.50%	to	0.80%	9,756	19.41	to	47.69	255,426	1.83%	31.37%	to	30.98%
2012	0.50%	to	0.80%	10,933	14.78	to	36.41	222,618	2.01%	15.16%	to	14.81%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2016	0.50%	to	0.80%	3,762	20.96	to	47.22	94,094	1.27%	9.82%	to	9.50%
2015	0.50%	to	0.80%	3,577	19.09	to	43.13	87,389	1.03%	-3.68%	to	-3.97%
2014	0.50%	to	0.80%	3,776	19.82	to	44.91	94,223	1.13%	12.89%	to	12.55%
2013	0.50%	to	0.80%	4,504	17.55	to	39.90	100,898	1.19%	33.67%	to	33.27%
2012	0.50%	to	0.80%	4,736	13.13	to	29.94	80,464	0.79%	11.42%	to	11.08%
Emerging Markets Debt Portfolio - Class I (MSEM)
2016	0.50%	to	0.80%	781	28.00	to	30.79	22,043	5.47%	10.00%	to	9.68%
2015	0.50%	to	0.80%	788	25.46	to	28.08	20,279	5.40%	-1.61%	to	-1.90%
2014	0.50%	to	0.80%	832	25.87	to	28.62	21,897	5.42%	2.41%	to	2.11%
2013	0.50%	to	0.80%	836	25.26	to	28.03	21,520	4.09%	-9.20%	to	-9.48%
2012	0.50%	to	0.80%	890	27.82	to	30.97	25,413	3.49%	17.37%	to	17.02%
U.S. Real Estate Portfolio - Class I (MSVRE)
2016	0.50%	to	0.80%	1,505	39.80	to	85.66	75,212	1.28%	6.28%	to	5.96%
2015	0.50%	to	0.80%	2,715	37.44	to	80.84	121,102	1.50%	1.66%	to	1.36%
2014	0.50%	to	0.80%	2,074	36.83	to	79.76	96,522	1.43%	29.07%	to	28.69%
2013	0.50%	to	0.80%	2,105	28.53	to	61.98	79,765	0.94%	1.54%	to	1.24%
2012	0.50%	to	0.80%	3,079	28.10	to	61.22	110,766	0.88%	15.26%	to	14.91%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2016			0.80%	216			26.62	5,749	3.95%			19.48%
2015	0.50%	to	0.80%	54	22.73	to	22.28	1,227	2.36%	-4.75%	to	-5.04%
2014	0.50%	to	0.80%	59	23.86	to	23.46	1,406	2.16%	12.55%	to	12.22%
2013			0.50%	54			21.20	1,145	1.79%			31.24%
NVIT International Equity Fund - Class I (GIG)
2016			0.80%	331			9.35	3,095	1.94%			0.07%
2015	0.50%	to	0.80%	579	9.39	to	9.34	5,424	0.62%	-3.54%	to	-3.83%
2014	0.50%	to	0.80%	298	9.74	to	9.72	2,901	1.73%	-2.63%	to	-2.83%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2016			0.50%	906			15.63	14,157	0.80%			13.04%
2015			0.50%	981			13.82	13,561	0.77%			-1.57%
2014			0.50%	1,043			14.04	14,649	0.91%			6.07%
2013			0.50%	1,091			13.24	14,446	0.89%			43.10%
NVIT Core Bond Fund - Class I (NVCBD1)
2016			0.80%	213			13.38	2,849	3.13%			4.51%
2015			0.80%	208			12.80	2,662	3.05%			-1.51%
2014			0.80%	202			13.00	2,625	2.82%			4.22%
2013			0.80%	196			12.47	2,444	3.94%			-2.69%
2012			0.80%	97			12.82	1,243	3.10%			6.89%
NVIT Nationwide Fund - Class I (TRF)
2016	0.50%	to	0.80%	266,318	21.86	to	64.07	7,704,224	1.41%	10.83%	to	10.50%
2015	0.50%	to	0.80%	299,848	19.72	to	57.98	7,783,973	1.21%	0.43%	to	0.13%
2014	0.50%	to	0.80%	312,194	19.63	to	57.91	8,252,330	1.16%	11.59%	to	11.25%
2013	0.50%	to	0.80%	319,314	17.59	to	52.05	8,021,907	1.33%	30.45%	to	30.06%
2012	0.50%	to	0.80%	330,374	13.49	to	40.02	6,729,279	1.37%	13.64%	to	13.30%
NVIT Government Bond Fund - Class I (GBF)
2016	0.50%	to	0.80%	33,374	15.81	to	31.91	675,632	1.91%	0.24%	to	-0.06%
2015	0.50%	to	0.80%	36,375	15.78	to	31.93	728,484	1.67%	-0.61%	to	-0.90%
2014	0.50%	to	0.80%	42,453	15.87	to	32.22	840,811	1.97%	4.05%	to	3.74%
2013	0.50%	to	0.80%	45,895	15.26	to	31.06	883,152	1.95%	-4.53%	to	-4.82%
2012	0.50%	to	0.80%	49,393	15.98	to	32.63	1,010,266	2.12%	2.54%	to	2.23%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2016	0.50%	to	0.80%	3,080	$23.07	to	$22.06	$69,643	1.59%	8.92%	to	8.60%
2015	0.50%	to	0.80%	3,400	21.18	to	20.31	70,512	1.41%	-1.49%	to	-1.79%
2014	0.50%	to	0.80%	3,400	21.50	to	20.68	71,647	1.54%	4.46%	to	4.15%
2013	0.50%	to	1.30%	4,035	20.58	to	18.71	80,639	1.90%	26.61%	to	25.60%
2012	0.50%	to	0.80%	3,188	16.26	to	15.73	50,671	1.45%	15.32%	to	14.98%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2016			0.80%	1,445			15.58	22,507	1.92%			3.44%
2015			0.80%	1,583			15.06	23,837	1.68%			-0.53%
2014			0.80%	1,709			15.14	25,873	1.90%			3.06%
2013			0.80%	1,528			14.69	22,445	1.21%			4.00%
2012			0.80%	2,599			14.12	36,710	1.76%			4.34%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2016	0.50%	to	0.80%	6,584	20.36	to	19.47	130,987	1.95%	6.61%	to	6.29%
2015	0.50%	to	0.80%	7,355	19.10	to	18.31	137,137	1.70%	-0.83%	to	-1.13%
2014	0.50%	to	0.80%	6,544	19.26	to	18.52	123,477	1.67%	4.66%	to	4.34%
2013	0.50%	to	0.80%	6,993	18.40	to	17.75	126,112	1.06%	16.05%	to	15.70%
2012	0.50%	to	0.80%	12,312	15.86	to	15.34	193,200	1.74%	10.26%	to	9.93%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2016	0.50%	to	0.80%	8,360	22.10	to	21.13	180,160	1.72%	7.94%	to	7.62%
2015	0.50%	to	0.80%	11,060	20.47	to	19.63	221,950	1.32%	-1.22%	to	-1.52%
2014	0.50%	to	0.80%	14,075	20.73	to	19.94	285,963	1.64%	4.43%	to	4.12%
2013	0.50%	to	0.80%	15,420	19.85	to	19.15	299,628	1.75%	21.77%	to	21.40%
2012	0.50%	to	0.80%	15,385	16.30	to	15.77	245,274	1.68%	13.19%	to	12.85%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2016	0.50%	to	0.80%	772	18.62	to	17.81	14,291	1.81%	5.18%	to	4.86%
2015	0.50%	to	0.80%	693	17.71	to	16.98	12,184	1.62%	-0.53%	to	-0.83%
2014	0.50%	to	0.80%	768	17.80	to	17.12	13,593	0.67%	4.22%	to	3.90%
2013			0.50%	4,539			17.08	77,525	1.87%			9.94%
2012			0.50%	4,222			15.54	65,589	1.76%			7.50%
NVIT Money Market Fund - Class I (SAM)
2016	0.50%	to	0.80%	17,535	10.91	to	15.65	204,206	0.01%	-0.49%	to	-0.79%
2015	0.50%	to	0.80%	17,584	10.96	to	15.78	206,858	0.00%	-0.50%	to	-0.80%
2014	0.50%	to	0.80%	18,792	11.02	to	15.90	222,477	0.00%	-0.50%	to	-0.80%
2013	0.50%	to	0.80%	21,021	11.07	to	16.03	252,178	0.00%	-0.50%	to	-0.80%
2012	0.50%	to	0.80%	23,746	11.13	to	16.16	294,414	0.00%	-0.50%	to	-0.80%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2016			0.80%	497			9.34	4,641	1.32%			-2.90%
2015	0.50%	to	0.80%	826	9.67	to	9.62	7,957	0.71%	-0.99%	to	-1.28%
2014	0.50%	to	0.80%	876	9.76	to	9.74	8,539	1.07%	-2.38%	to	-2.58%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2016	0.50%	to	0.80%	883	16.23	to	15.82	14,102	0.86%	1.68%	to	1.38%
2015	0.50%	to	0.80%	889	15.97	to	15.60	14,003	0.47%	2.92%	to	2.61%
2014			0.80%	914			15.21	13,898	0.45%			9.56%
2013			0.80%	1,221			13.88	16,947	0.81%			33.67%
2012			0.80%	1,283			10.38	13,322	0.34%			15.43%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2016	0.50%	to	0.80%	1,369	19.03	to	18.66	25,833	1.72%	15.77%	to	15.43%
2015	0.50%	to	0.80%	1,702	16.44	to	16.16	27,791	1.27%	-3.63%	to	-3.92%
2014	0.50%	to	0.80%	1,763	17.06	to	16.82	29,837	1.01%	9.97%	to	9.64%
2013	0.50%	to	0.80%	2,408	15.51	to	15.34	37,013	1.53%	34.76%	to	34.36%
2012	0.50%	to	0.80%	2,184	11.51	to	11.42	24,970	0.80%	17.22%	to	16.87%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2016			0.80%	342			15.97	5,461	0.00%			5.62%
2015			0.80%	339			15.12	5,125	0.00%			-0.98%
2014			0.80%	336			15.27	5,130	0.00%			3.21%
2013			0.80%	331			14.79	4,896	0.00%			37.84%
2012			0.80%	81			10.73	869	0.00%			13.99%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2016			0.80%	128			$20.28	$2,596	1.38%			16.66%
2015			0.80%	124			17.38	2,156	1.19%			-3.66%
2014			0.80%	127			18.04	2,292	1.46%			16.09%
2013			0.80%	119			15.54	1,850	1.48%			34.60%
2012			0.80%	86			11.55	993	1.18%			15.42%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2016	0.50%	to	0.80%	7,019	30.41	to	44.93	223,509	0.61%	25.31%	to	24.93%
2015	0.50%	to	0.80%	8,664	24.27	to	35.97	226,649	0.69%	-6.49%	to	-6.77%
2014	0.50%	to	0.80%	9,082	25.95	to	38.58	254,592	0.52%	6.49%	to	6.17%
2013	0.50%	to	0.80%	9,742	24.37	to	36.34	257,973	0.80%	39.70%	to	39.28%
2012	0.50%	to	0.80%	11,580	17.45	to	26.09	215,893	0.81%	19.84%	to	19.48%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2016	0.50%	to	0.80%	3,602	30.97	to	71.65	132,784	0.33%	22.22%	to	21.86%
2015	0.50%	to	0.80%	3,820	25.34	to	58.80	116,299	0.34%	-2.13%	to	-2.42%
2014	0.50%	to	0.80%	4,503	25.89	to	60.26	139,430	0.17%	0.31%	to	0.01%
2013	0.50%	to	0.80%	4,604	25.81	to	60.25	147,612	0.14%	40.20%	to	39.78%
2012	0.50%	to	0.80%	4,467	18.41	to	43.10	107,364	0.14%	14.93%	to	14.58%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2016	0.50%	to	0.80%	115,317	25.70	to	25.12	2,936,294	1.07%	3.12%	to	2.81%
2015	0.50%	to	0.80%	217	24.93	to	24.43	5,390	0.80%	4.57%	to	4.26%
2014			0.50%	182			23.84	4,338	0.74%			8.26%
2013			0.50%	184			22.02	4,051	0.83%			36.02%
NVIT Real Estate Fund - Class I (NVRE1)
2016			0.80%	229			14.93	3,419	1.67%			6.50%
2015	0.50%	to	0.80%	490	14.35	to	14.02	6,958	3.25%	-5.83%	to	-6.11%
2014			0.50%	276			15.23	4,205	3.00%			28.24%
2013			0.50%	279			11.88	3,314	1.69%			2.53%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2016	0.50%	to	0.80%	1,617	12.32	to	20.32	25,383	1.42%	0.72%	to	0.41%
2015			0.80%	734			20.23	14,852	1.49%			-0.61%
2014			0.80%	737			20.36	15,005	1.72%			-0.19%
2013			0.80%	736			20.40	15,013	2.32%			-0.18%
2012			0.80%	795			20.44	16,247	2.74%			3.77%
Guardian Portfolio - I Class Shares (AMGP)
2016	0.50%	to	0.80%	885	23.10	to	22.67	20,460	0.57%	8.19%	to	7.87%
2015	0.50%	to	0.80%	1,106	21.35	to	21.01	23,534	0.72%	-5.44%	to	-5.73%
2014	0.50%	to	0.80%	1,150	22.58	to	22.29	25,884	0.45%	8.48%	to	8.16%
2013	0.50%	to	0.80%	1,193	20.81	to	20.61	24,762	0.82%	38.12%	to	37.71%
2012	0.50%	to	0.80%	1,250	15.07	to	14.96	18,793	0.28%	12.16%	to	11.83%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2016	0.50%	to	0.80%	66,964	9.97	to	9.93	666,830	0.00%	3.88%	to	3.57%
2015	0.50%	to	0.80%	72,205	9.60	to	9.59	692,745	0.00%	-4.05%	to	-4.09%	****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2016	0.50%	to	0.80%	1,494	23.30	to	54.31	37,794	0.78%	26.73%	to	26.35%
2015	0.50%	to	0.80%	1,550	18.38	to	42.98	29,406	0.71%	-12.24%	to	-12.51%
2014	0.50%	to	0.80%	1,800	20.95	to	49.13	38,668	0.73%	9.30%	to	8.98%
2013	0.50%	to	0.80%	2,006	19.17	to	45.08	39,330	1.31%	30.48%	to	30.09%
2012	0.50%	to	0.80%	2,525	14.69	to	34.65	37,789	0.38%	16.02%	to	15.67%
VP Balanced Fund - Class I (ACVB)
2016	0.50%	to	0.80%	6,011	21.89	to	40.26	156,859	1.59%	6.46%	to	6.14%
2015	0.50%	to	0.80%	6,252	20.57	to	37.93	156,774	1.70%	-3.06%	to	-3.35%
2014	0.50%	to	0.80%	7,290	21.22	to	39.24	193,146	1.52%	9.31%	to	8.98%
2013	0.50%	to	0.80%	9,031	19.41	to	36.01	215,888	1.58%	16.84%	to	16.49%
2012	0.50%	to	0.80%	9,845	16.61	to	30.91	205,353	2.04%	11.24%	to	10.91%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
VP Capital Appreciation Fund - Class I (ACVCA)
2016	0.50%	to	0.80%	3,048	$30.11	to	$53.19	$117,644	0.00%	2.72%	to	2.41%
2015	0.50%	to	0.80%	2,916	29.31	to	51.94	116,042	0.00%	1.42%	to	1.12%
2014	0.50%	to	0.80%	3,154	28.90	to	51.36	122,242	0.00%	7.60%	to	7.28%
2013	0.50%	to	0.80%	3,434	26.86	to	47.88	127,652	0.00%	30.27%	to	29.88%
2012	0.50%	to	0.80%	3,449	20.62	to	36.86	100,695	0.00%	15.42%	to	15.08%
VP Income & Growth Fund - Class I (ACVIG)
2016	0.50%	to	0.80%	776	23.19	to	22.40	17,402	2.36%	12.92%	to	12.58%
2015	0.50%	to	0.80%	739	20.53	to	19.90	14,720	2.03%	-6.09%	to	-6.37%
2014	0.50%	to	0.80%	1,094	21.87	to	21.25	23,445	2.04%	11.94%	to	11.61%
2013	0.50%	to	0.80%	1,152	19.53	to	19.04	21,949	2.17%	35.14%	to	34.74%
2012	0.50%	to	0.80%	1,372	14.45	to	14.13	19,395	2.10%	14.17%	to	13.83%
VP International Fund - Class I (ACVI)
2016	0.50%	to	0.80%	1,101	17.38	to	25.79	22,039	1.11%	-5.97%	to	-6.25%
2015	0.50%	to	0.80%	1,306	18.49	to	27.51	27,473	0.38%	0.26%	to	-0.04%
2014	0.50%	to	0.80%	1,456	18.44	to	27.52	31,408	1.76%	-5.98%	to	-6.26%
2013	0.50%	to	0.80%	1,816	19.61	to	29.36	41,026	1.73%	21.80%	to	21.44%
2012	0.50%	to	0.80%	2,072	16.10	to	24.18	38,580	0.98%	20.56%	to	20.19%
VP Ultra(R) Fund - Class I (ACVU1)
2014			0.80%	21			19.04	400	0.46%			9.12%
2013			0.80%	59			17.45	1,030	0.60%			35.98%
2012			0.80%	101			12.83	1,296	0.00%			13.01%
VP Value Fund - Class I (ACVV)
2016	0.50%	to	0.80%	5,641	27.33	to	45.70	164,949	1.74%	19.88%	to	19.52%
2015	0.50%	to	0.80%	5,880	22.80	to	38.23	143,458	2.13%	-4.36%	to	-4.65%
2014	0.50%	to	0.80%	6,251	23.84	to	40.10	158,970	1.54%	12.52%	to	12.18%
2013	0.50%	to	0.80%	6,860	21.19	to	35.74	157,269	1.63%	31.07%	to	30.68%
2012	0.50%	to	0.80%	8,721	16.17	to	27.35	151,885	1.87%	14.00%	to	13.66%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2016	0.50%	to	0.80%	1,034	33.58	to	32.10	33,712	0.97%	25.10%	to	24.73%
2015	0.50%	to	0.80%	1,256	26.84	to	25.74	32,947	0.77%	-2.82%	to	-3.11%
2014	0.50%	to	0.80%	984	27.62	to	26.56	26,738	0.58%	4.60%	to	4.28%
2013	0.50%	to	0.80%	1,037	26.41	to	25.47	26,571	1.13%	40.01%	to	39.59%
2012	0.50%	to	0.80%	1,177	18.86	to	18.25	21,579	0.47%	15.16%	to	14.82%
Appreciation Portfolio - Initial Shares (DCAP)
2016	0.50%	to	0.80%	271	21.02	to	26.16	7,018	1.63%	7.37%	to	7.05%
2015	0.50%	to	0.80%	317	19.57	to	24.44	7,680	1.70%	-2.95%	to	-3.25%
2014	0.50%	to	0.80%	354	20.17	to	25.26	8,867	1.82%	7.55%	to	7.23%
2013	0.50%	to	0.80%	412	18.75	to	23.56	9,634	1.95%	20.50%	to	20.14%
2012	0.50%	to	0.80%	450	15.56	to	19.61	8,763	3.62%	9.88%	to	9.55%
Growth and Income Portfolio - Initial Shares (DGI)
2016	0.50%	to	0.80%	1,545	22.22	to	26.84	36,010	1.22%	9.48%	to	9.16%
2015	0.50%	to	0.80%	1,444	20.30	to	24.59	30,553	0.87%	1.08%	to	0.77%
2014	0.50%	to	0.80%	1,403	20.08	to	24.40	29,360	0.79%	9.53%	to	9.20%
2013	0.50%	to	0.80%	1,382	18.33	to	22.35	26,485	0.92%	36.10%	to	35.69%
2012	0.50%	to	0.80%	1,331	13.47	to	16.47	18,762	1.48%	17.48%	to	17.13%
Quality Bond Fund II - Primary Shares (FQB)
2016	0.50%	to	0.80%	894	17.89	to	17.07	15,723	3.53%	3.31%	to	3.00%
2015	0.50%	to	0.80%	933	17.32	to	16.57	15,888	3.96%	-0.74%	to	-1.04%
2014	0.50%	to	0.80%	1,066	17.45	to	16.75	18,255	3.91%	3.28%	to	2.97%
2013	0.50%	to	0.80%	1,328	16.90	to	16.27	22,119	4.28%	0.53%	to	0.23%
2012	0.50%	to	0.80%	1,389	16.81	to	16.23	23,005	5.54%	9.17%	to	8.85%
Equity-Income Portfolio - Initial Class (FEIP)
2016	0.50%	to	0.80%	9,318	22.70	to	84.34	233,854	2.23%	17.43%	to	17.08%
2015	0.50%	to	0.80%	10,095	19.33	to	72.04	217,611	3.22%	-4.44%	to	-4.73%
2014	0.50%	to	0.80%	9,781	20.23	to	75.62	233,717	2.83%	8.18%	to	7.85%
2013	0.50%	to	0.80%	10,527	18.70	to	70.11	234,661	2.52%	27.51%	to	27.13%
2012	0.50%	to	0.80%	9,798	14.66	to	55.15	194,440	3.01%	16.72%	to	16.37%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
High Income Portfolio - Initial Class (FHIP)
2016	0.50%	to	0.80%	1,236	$27.10	to	$49.06	$41,618	5.04%	14.04%	to	13.70%
2015	0.50%	to	0.80%	1,402	23.76	to	43.15	41,011	6.46%	-4.11%	to	-4.39%
2014	0.50%	to	0.80%	1,432	24.78	to	45.13	45,193	5.72%	0.65%	to	0.35%
2013	0.50%	to	0.80%	1,309	24.62	to	44.97	37,723	5.83%	5.42%	to	5.10%
2012	0.50%	to	0.80%	1,330	23.35	to	42.79	37,922	5.84%	13.66%	to	13.32%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2016	0.50%	to	0.80%	957	20.27	to	46.94	31,474	1.50%	2.56%	to	2.25%
2015	0.50%	to	0.80%	1,000	19.76	to	45.91	31,398	1.57%	-0.36%	to	-0.66%
2014	0.50%	to	0.80%	1,056	19.83	to	46.21	32,973	1.51%	5.31%	to	4.99%
2013	0.50%	to	0.80%	1,107	18.83	to	44.02	32,509	1.57%	15.13%	to	14.78%
2012	0.50%	to	0.80%	1,187	16.36	to	38.35	30,324	1.94%	11.92%	to	11.58%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2016	0.50%	to	0.80%	12,948	30.36	to	64.06	443,249	0.75%	7.47%	to	7.15%
2015	0.50%	to	0.80%	15,942	28.25	to	59.78	500,763	1.02%	0.17%	to	-0.13%
2014	0.50%	to	0.80%	17,212	28.20	to	59.86	538,557	0.94%	11.39%	to	11.05%
2013	0.50%	to	0.80%	18,449	25.32	to	53.90	525,477	1.02%	30.63%	to	30.24%
2012	0.50%	to	0.80%	20,111	19.38	to	41.39	467,843	1.13%	15.83%	to	15.49%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2016	0.50%	to	0.80%	388	24.14	to	21.76	8,648	0.32%	-0.16%	to	-0.46%
2015	0.50%	to	0.80%	398	24.18	to	21.86	8,948	0.18%	5.08%	to	4.77%
2014	0.50%	to	0.80%	413	23.01	to	20.86	8,844	0.19%	11.64%	to	11.31%
2013	0.50%	to	0.80%	802	20.61	to	18.74	15,882	0.31%	37.21%	to	36.80%
2012	0.50%	to	0.80%	1,132	15.02	to	13.70	15,646	0.29%	19.01%	to	18.66%
VIP Growth Portfolio - Initial Class (FGP)
2016	0.50%	to	0.80%	13,060	21.60	to	78.13	366,050	0.04%	0.30%	to	0.00%
2015	0.50%	to	0.80%	13,487	21.53	to	78.13	383,781	0.26%	6.64%	to	6.32%
2014	0.50%	to	0.80%	13,520	20.19	to	73.49	368,962	0.18%	10.74%	to	10.41%
2013	0.50%	to	0.80%	14,465	18.23	to	66.56	365,112	0.30%	35.66%	to	35.25%
2012	0.50%	to	0.80%	13,804	13.44	to	49.21	275,164	0.59%	14.12%	to	13.77%
VIP Overseas Portfolio - Initial Class (FOP)
2016	0.50%	to	0.80%	2,885	18.07	to	30.36	59,235	1.41%	-5.53%	to	-5.82%
2015	0.50%	to	0.80%	2,968	19.13	to	32.24	64,789	1.38%	3.11%	to	2.80%
2014	0.50%	to	0.80%	2,930	18.55	to	31.36	62,483	1.31%	-8.54%	to	-8.81%
2013	0.50%	to	0.80%	3,057	20.28	to	34.39	71,914	1.30%	29.79%	to	29.40%
2012	0.50%	to	0.80%	3,755	15.63	to	26.57	70,118	1.48%	20.14%	to	19.78%
VIP Value Strategies Portfolio - Service Class (FVSS)
2016	0.50%	to	0.80%	526	25.86	to	25.14	13,280	1.02%	8.93%	to	8.61%
2015	0.50%	to	0.80%	579	23.73	to	23.14	13,448	0.89%	-3.54%	to	-3.83%
2014	0.50%	to	0.80%	735	24.61	to	24.06	17,730	0.90%	6.16%	to	5.84%
2013	0.50%	to	0.80%	821	23.18	to	22.74	18,701	0.81%	29.79%	to	29.41%
2012	0.50%	to	0.80%	834	17.86	to	17.57	14,675	0.38%	26.47%	to	26.09%
Capital Income Fund/VA - Non-Service Shares (OVMS)
2016	0.50%	to	0.80%	472	15.86	to	40.40	8,304	2.36%	4.74%	to	4.42%
2015	0.50%	to	0.80%	481	15.14	to	38.69	8,107	2.17%	0.33%	to	0.03%
2014	0.50%	to	0.80%	540	15.09	to	38.68	8,975	2.16%	7.66%	to	7.34%
2013	0.50%	to	0.80%	755	14.02	to	36.03	11,376	2.25%	12.60%	to	12.27%
2012	0.50%	to	0.80%	1,086	12.45	to	32.10	18,195	1.34%	11.78%	to	11.44%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2016	0.50%	to	0.80%	3,424	19.39	to	26.89	77,736	0.43%	-2.69%	to	-2.98%
2015	0.50%	to	0.80%	4,957	19.92	to	27.71	117,110	0.09%	3.03%	to	2.72%
2014	0.50%	to	0.80%	5,478	19.34	to	26.98	126,204	0.46%	14.83%	to	14.49%
2013	0.50%	to	0.80%	5,940	16.84	to	23.56	122,186	0.93%	29.09%	to	28.71%
2012	0.50%	to	0.80%	7,507	13.05	to	18.31	119,172	0.66%	13.55%	to	13.21%
Core Bond Fund/VA - Non-Service Shares (OVB)
2016	0.50%	to	0.80%	917	12.87	to	24.29	14,349	3.65%	2.76%	to	2.45%
2015	0.50%	to	0.80%	894	12.53	to	23.71	13,670	4.03%	0.46%	to	0.16%
2014	0.50%	to	0.80%	877	12.47	to	23.67	13,501	5.96%	6.73%	to	6.41%
2013	0.50%	to	0.80%	1,561	11.68	to	22.24	20,677	5.63%	-0.60%	to	-0.90%
2012	0.50%	to	0.80%	1,697	11.75	to	22.44	25,003	4.99%	9.74%	to	9.41%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Global Securities Fund/VA - Non-Service Shares (OVGS)
2016	0.50%	to	0.80%	3,848	$25.41	to	$65.21	$120,210	1.01%	-0.42%	to	-0.71%
2015	0.50%	to	0.80%	5,105	25.52	to	65.68	160,115	1.32%	3.43%	to	3.12%
2014	0.50%	to	0.80%	5,307	24.67	to	63.70	163,254	1.09%	1.78%	to	1.48%
2013	0.50%	to	0.80%	5,808	24.24	to	62.77	175,856	1.42%	26.67%	to	26.29%
2012	0.50%	to	0.80%	6,013	19.14	to	49.70	158,199	2.23%	20.66%	to	20.30%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2016	0.50%	to	0.80%	1,638	18.28	to	24.00	33,039	0.00%	5.89%	to	5.58%
2015	0.50%	to	0.80%	1,688	17.26	to	22.73	32,166	6.40%	-13.52%	to	-13.78%
2014	0.50%	to	0.80%	1,699	19.96	to	26.37	37,419	5.08%	1.67%	to	1.37%
2013	0.50%	to	0.80%	1,779	19.63	to	26.01	38,601	2.06%	-9.62%	to	-9.89%
2012	0.50%	to	0.80%	4,262	21.72	to	28.86	96,624	2.17%	5.02%	to	4.71%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2016	0.50%	to	0.80%	1,904	33.09	to	24.07	58,493	0.46%	-0.40%	to	-0.69%
2015	0.50%	to	0.80%	2,331	33.23	to	24.24	73,120	0.58%	-14.42%	to	-14.68%
2014	0.50%	to	0.80%	2,725	38.82	to	28.41	99,018	0.55%	-0.91%	to	-1.21%
2013	0.50%	to	0.80%	3,302	39.18	to	28.76	116,580	1.59%	11.46%	to	11.13%
2012	0.50%	to	0.80%	3,830	35.15	to	25.88	122,274	0.00%	29.16%	to	28.77%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2016	0.50%	to	0.80%	1,300	31.60	to	49.62	42,698	0.38%	42.99%	to	42.57%
2015	0.50%	to	0.80%	1,266	22.10	to	34.80	29,601	0.03%	-33.78%	to	-33.98%
2014	0.50%	to	0.80%	1,571	33.37	to	52.71	55,149	0.09%	-19.51%	to	-19.75%
2013	0.50%	to	0.80%	1,602	41.45	to	65.69	70,142	0.77%	9.98%	to	9.65%
2012	0.50%	to	0.80%	2,355	37.69	to	59.90	92,273	0.54%	2.87%	to	2.56%
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2016	0.50%	to	0.80%	1,606	37.04	to	79.25	65,862	0.00%	7.11%	to	6.79%
2015	0.50%	to	0.80%	1,747	34.58	to	74.21	66,677	0.00%	-1.95%	to	-2.25%
2014	0.50%	to	0.80%	1,979	35.27	to	75.92	79,314	0.00%	-0.15%	to	-0.44%
2013	0.50%	to	0.80%	2,091	35.32	to	76.26	86,264	0.01%	43.08%	to	42.66%
2012	0.50%	to	0.80%	1,918	24.69	to	53.46	64,123	0.00%	17.15%	to	16.80%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2016	0.50%	to	0.80%	4,321	27.00	to	104.12	132,340	2.04%	11.67%	to	11.34%
2015	0.50%	to	0.80%	4,334	24.18	to	93.52	128,727	0.13%	-3.57%	to	-3.86%
2014	0.50%	to	0.80%	4,524	25.08	to	97.27	138,715	0.06%	9.87%	to	9.54%
2013	0.50%	to	0.80%	5,072	22.82	to	88.80	142,479	0.20%	30.03%	to	29.64%
2012	0.50%	to	0.80%	4,997	17.55	to	68.50	115,934	0.10%	14.94%	to	14.60%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.50%	to	0.80%	361	9.68	to	9.51	3,480	0.76%	17.23%	to	16.87%
2012			0.80%	142			8.14	1,156	0.73%			14.65%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.50%	to	0.80%	779	11.83	to	11.63	9,104	1.72%	20.74%	to	20.37%
2012			0.80%	420			9.66	4,057	0.60%			14.85%
American Century NVIT Growth Fund - Class I (obsolete) (CAF)
2015	0.50%	to	0.80%	114,394	22.74	to	35.16	3,033,007	0.36%	4.15%	to	3.83%
2014	0.50%	to	0.80%	121,138	21.84	to	33.86	3,108,852	0.35%	10.77%	to	10.44%
2013	0.50%	to	0.80%	129,545	19.71	to	30.66	3,108,645	0.69%	29.09%	to	28.71%
2012	0.50%	to	0.80%	135,126	15.27	to	23.82	2,540,634	0.53%	13.45%	to	13.11%
Balanced Portfolio - I Class Shares (obsolete) (AMBP)
2014	0.50%	to	0.80%	27,487	17.01	to	33.61	569,092	0.00%	3.66%	to	3.35%
2013	0.50%	to	0.80%	30,005	16.41	to	32.52	612,867	0.00%	17.89%	to	17.54%
2012	0.50%	to	0.80%	31,991	13.92	to	27.67	571,005	0.00%	8.80%	to	8.47%

	Contract Expense Rate*			Units	Unit Fair Value			Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2014	0.50%	to	0.80%	6,813	$25.71	to	$52.79	$188,882	0.00%	6.36%	to	6.04%
2013	0.50%	to	0.80%	6,928	24.18	to	49.78	182,930	0.00%	31.19%	to	30.80%
2012	0.50%	to	0.80%	6,750	18.43	to	38.06	145,587	0.00%	12.04%	to	11.70%

2016	Contract owners’ equity:								$15,836,614
2015	Contract owners’ equity:								$16,311,265
2014	Contract owners’ equity:								$17,356,499
2013	Contract owners’ equity:								$17,444,780
2012	Contract owners’ equity:								$15,271,828
*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.